6. Goodwill and Intangible Assets (Sept 2019 Note) (Details - future amortization) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Future intangible asset amortization
2019	$ 9,456
2020	37,835	$ 37,825
2021	9,698	9,698
2022	1,861	1,861
2023	1,465	1,465
2024	724	734
Total	$ 61,039	$ 89,988